Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Rent - related party	12,905	32,369	30,000	63,016
General and administrative expenses	153,595	54,487	200,137	147,101
Total operating expenses	166,500	86,856	230,137	210,117
Loss from Operations	(166,500)	(86,856)	(230,137)	(210,117)
Other Income (Expense)
Interest expense	(1,620)	0	(1,620)	0
Other income (expense), net	(1,620)	0	(1,620)	0
Loss before Income Tax	(168,120)	(86,856)	(231,757)	(210,117)
Income Tax	0	0	0	0
Net Loss	$ (168,120)	$ (86,856)	$ (231,757)	$ (210,117)
Net Loss per Common Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding: basic and diluted	211,267,623	218,767,623	211,267,623	223,758,532